Costs and expenses by nature	6 Months Ended
Jun. 30, 2025
Costs And Expenses By Nature
Costs and expenses by nature

5. Costs and expenses by nature

a) Cost of goods sold, and services rendered

	Three-month period ended June 30,		Six-month period ended June 30,
	2025	2024	2025	2024
Services	1,196	1,200	2,218	2,231
Freight	1,148	1,184	2,163	2,122
Depreciation, depletion and amortization	761	763	1,422	1,441
Personnel	710	683	1,383	1,236
Materials	739	720	1,343	1,361
Acquisition of products	626	496	1,183	870
Royalties	306	347	565	636
Fuel, oil and gas	289	363	554	732
Energy	138	157	260	326
Others	172	436	445	761
Total	6,085	6,349	11,536	11,716

b) Selling and administrative expenses

	Three-month period ended June 30,		Six-month period ended June 30,
	2025	2024	2025	2024
Personnel	59	52	121	119
Services	33	45	60	79
Depreciation and amortization	7	9	31	19
Other	32	31	64	60
Total	131	137	276	277

c) Other operating expenses, net

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2025	2024	2025	2024
Expenses related to Brumadinho event	23	(94)	(69)	(200)	(171)
Reversal in provisions related to de-characterization of dam and asset decommissioning obligation, net	25	52	89	53	141
Provision for litigations	26(a)	(34)	(54)	(91)	(104)
Profit sharing program		(23)	(40)	(63)	(125)
Expenses related with socio-environmental commitments		(34)	(34)	(48)	(46)
Others		(89)	(181)	(131)	(234)
Total		(222)	(289)	(480)	(539)